Schedule of Investments (unaudited)
June 30, 2025
iShares® Global Utilities ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.0%
APA Group	126,235	$678,736
Origin Energy Ltd.	166,041	1,180,208
		1,858,944
Austria — 0.3%
Verbund AG	8,050	618,453
Brazil — 0.9%
Centrais Eletricas Brasileiras SA	88,505	655,183
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	43,889	962,341
		1,617,524
Canada — 3.5%
Algonquin Power & Utilities Corp.	74,602	426,767
Brookfield Infrastructure Partners LP(a)	44,450	1,489,120
Emera Inc.	28,754	1,317,184
Fortis Inc./Canada	48,491	2,315,318
Hydro One Ltd.(b)	30,665	1,104,998
		6,653,387
Chile — 0.1%
Enel Americas SA	1,949,432	189,895
Colombia — 0.1%
Interconexion Electrica SA ESP	43,130	208,827
Denmark — 0.4%
Orsted A/S(a)(b)	18,284	787,649
Finland — 0.4%
Fortum OYJ	42,600	798,827
France — 3.3%
Engie SA	169,874	3,992,514
Veolia Environnement SA	61,762	2,205,020
		6,197,534
Germany — 3.6%
E.ON SE	217,158	4,001,273
RWE AG	65,472	2,735,958
		6,737,231
Italy — 5.2%
Enel SpA	747,700	7,096,203
Snam SpA	198,008	1,198,679
Terna - Rete Elettrica Nazionale	135,908	1,397,265
		9,692,147
Japan — 2.2%
Chubu Electric Power Co. Inc.	73,500	909,520
Kansai Electric Power Co. Inc. (The)	99,200	1,176,494
Osaka Gas Co. Ltd.	38,600	990,087
Tokyo Gas Co. Ltd.	33,500	1,114,280
		4,190,381
Portugal — 0.7%
EDP SA	290,989	1,264,137
Spain — 7.1%
Enagas SA	23,565	396,774
Endesa SA	31,437	995,770
Iberdrola SA	563,296	10,836,708
Naturgy Energy Group SA	13,450	427,773
Redeia Corp. SA	32,460	694,571
		13,351,596
Security	Shares	Value
United Kingdom — 6.8%
Centrica PLC	482,403	$1,070,342
National Grid PLC	473,352	6,948,172
Severn Trent PLC	25,519	958,804
SSE PLC	106,840	2,690,243
United Utilities Group PLC	66,615	1,046,039
		12,713,600
United States — 63.9%
AES Corp. (The)	68,727	723,008
Alliant Energy Corp.	24,834	1,501,712
Ameren Corp.	26,085	2,505,203
American Electric Power Co. Inc.	51,644	5,358,581
American Water Works Co. Inc.	18,856	2,623,058
Atmos Energy Corp.	15,343	2,364,510
CenterPoint Energy Inc.	63,010	2,314,987
CMS Energy Corp.	28,921	2,003,647
Consolidated Edison Inc.	34,771	3,489,270
Constellation Energy Corp.	28,194	9,099,896
Dominion Energy Inc.	82,418	4,658,265
DTE Energy Co.	20,048	2,655,558
Duke Energy Corp.	70,865	8,362,070
Edison International	37,169	1,917,920
Entergy Corp.	43,069	3,579,895
Evergy Inc.	22,254	1,533,968
Eversource Energy	35,475	2,256,920
Exelon Corp.	97,535	4,234,970
FirstEnergy Corp.	49,640	1,998,506
NextEra Energy Inc.	197,411	13,704,272
NiSource Inc.	45,387	1,830,912
NRG Energy Inc.	18,877	3,031,269
PG&E Corp.	212,154	2,957,427
Pinnacle West Capital Corp.	11,529	1,031,500
PPL Corp.	71,482	2,422,525
Public Service Enterprise Group Inc.	48,191	4,056,718
Sempra	62,973	4,771,464
Southern Co. (The)	105,436	9,682,188
Vistra Corp.	32,771	6,351,348
WEC Energy Group Inc.	30,837	3,213,215
Xcel Energy Inc.	55,713	3,794,055
		120,028,837
Total Long-Term Investments — 99.5% (Cost: $174,225,916)		186,908,969
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	920,000	920,000
Total Short-Term Securities — 0.5% (Cost: $920,000)		920,000
Total Investments — 100.0% (Cost: $175,145,916)		187,828,969
Liabilities in Excess of Other Assets — (0.0)%		(62,205)
Net Assets — 100.0%		$187,766,764

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Utilities ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$960,000	$—	$(40,000)(a)	$—	$—	$920,000	920,000	$10,061	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	1	07/18/25	$163	$257
E-Mini Utilities Select Sector Index	8	09/19/25	664	7,963
Euro STOXX 50 Index	1	09/19/25	63	363
				$8,583
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$130,122,013	$56,786,956	$—	$186,908,969
Short-Term Securities
Money Market Funds	920,000	—	—	920,000
	$131,042,013	$56,786,956	$—	$187,828,969

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Utilities ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$8,326	$257	$—	$8,583

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.